Change in accounting policy (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Adjustments to Financial Position
As at June 30, 2017	As previously reported	Adjustment	Restated
Exploration and evaluation	$627,243	$(79,474)	$547,769
Mineral properties, net book value	35,862	(19,449)	16,413
Plant and equipment, net book value	296,813	598	297,411
Net decrease in assets		(98,325)
Deferred income taxes	$(54,457)	$23,875	$(30,582)
Net decrease in liabilities		(74,450)
Non-controlling interest	$(157,218)	$15,581	$(141,637)
Net decrease in equity		$(58,869)

Adjustments to Financial Results
For the three months ended June 30, 2017	As previously reported	Adjustment	Restated
Depreciation and depletion	$(13,147)	$167	$(12,980)
Exploration expenses	-	(15,179)	(15,179)
Income tax recovery	911	1,021	1,932
Decrease in net income		$(13,991)
Net loss and comprehensive loss attributable to:
Nevsun shareholders	$(44,538)	$(13,325)	$(57,863)
Non-controlling interest	(25,669)	(666)	(26,335)
Weighted average shares outstanding (thousands)
Basic	301,959	-	301,959
Diluted	301,959	-	301,959
Loss per share attributable to Nevsun shareholders
Basic	$(0.15)	$(0.04)	$(0.19)
Diluted	(0.15)	(0.04)	(0.19)

For the three months ended June 30, 2017	As previously reported	Adjustment	Restated
Depreciation and depletion	$(13,147)	$167	$(12,980)
Exploration expenses	-	(15,179)	(15,179)
Income tax recovery	911	1,021	1,932
Decrease in net income		$(13,991)
Net loss and comprehensive loss attributable to:
Nevsun shareholders	$(44,538)	$(13,325)	$(57,863)
Non-controlling interest	(25,669)	(666)	(26,335)
Weighted average shares outstanding (thousands)
Basic	301,959	-	301,959
Diluted	301,959	-	301,959
Loss per share attributable to Nevsun shareholders
Basic	$(0.15)	$(0.04)	$(0.19)
Diluted	(0.15)	(0.04)	(0.19)

Adjustments to Cash Flows
For the three months ended June 30, 2017	As previously reported	Adjustment	Restated
Net cash provided by operating activities	$22,448	$(15,179)	$7,269
Net cash used in investing activities	(15,878)	15,179	(699)
Net change in cash and cash equivalents		$-

For the six months ended June 30, 2017	As previously reported	Adjustment	Restated
Net cash provided by (used in) operating activities	$17,246	$(28,322)	$(11,076)
Net cash used in investing activities	(33,050)	28,322	(4,728)
Net change in cash and cash equivalents		$-